1933 Act File No. 33-3164
                                                1940 Act File No. 811-4577

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.     ..........................

    Post-Effective Amendment No.  67    ......................        X

                                   and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   60   .....................................        X

                     FEDERATED INCOME SECURITIES TRUST
             (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                            5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                      (Registrant's Telephone Number)

                         John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) on __________________ pursuant to paragraph (b)(1)(iii)
      60 days after filing pursuant to paragraph (a)(i)
    X on February 1, 2007 pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii) on _____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

    X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Copies To:
                       Matthew G. Maloney, Esquire
                             Dickstein Shapiro LLP
                              1825 Eye Street, NW
                             Washington, DC  20006





PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
       (a)   (i)       Conformed copy of Restatement and Amendment No. 8 to
                       the Declaration of Trust of the Registrant; (13)
             (ii)      Conformed copy of Amendment No. 9 to the Restated and
                       Amended Declaration of Trust of the Registrant; (14)
             (iii)     Conformed copy of Amendment No. 10 to the Restated and
                       Amended Declaration of Trust of the Registrant; (14)
             (iv)      Conformed copy of Amendment No. 11 to the Restated and
                       Amended Declaration of Trust of the Registrant; (16)
             (v)       Conformed copy of Amendment No. 12 to the Restated and
                       Amended Declaration of Trust of the Registrant; (17)
             (vi)      Conformed copy of Amendment No. 13 to the Restated and
                       Amended Declaration of Trust of the Registrant; (20)
             (vii)     Conformed copy of Amendment No. 14 to the Restated and
                       Amended Declaration of Trust of the Registrant; (23)
       (b)   (i)     Copy of Amended and Restated By-Laws of the Registrant; (6)
             (ii)      Copy of Amendment No. 4 to the Amended and Restated By-
                       Laws of the Registrant; (11)
             (iii)     Copy of Amendment No. 5 to the Amended and Restated By-
                       Laws of the Registrant; (11)
             (iv)      Copy of Amendment No. 6 to the Amended and Restated By-
                       Laws of the Registrant; (11)
             (v)       Copy of Amendment No. 7 to the Amended and Restated By-
                       Laws of the Registrant; (11)
             (vi)      Copy of Amendment No. 8 to the Amended and Restated By-
                       Laws of the Registrant; (15)
             (vii)     Copy of Amendment No. 9 to the Amended and Restated By-
                       Laws of the Registrant; (16)
             (viii)    Copy of Amendment No. 10 to the Amended and Restated By-
                       Laws of the Registrant; (20)
             (ix)      Copy of Amendment No. 11 to the Amended and Restated By-
                       Laws of the Registrant; (22)
             (x)       Copy of Amendment No. 12 to the Amended and Restated By-
                       Laws of the Registrant; (24)
       (c)             Copy of Specimen Certificate for Shares of Beneficial
                       Interest of the Registrant; (8)
       (d)   (i)       Conformed copy of the Investment Advisory Contract of the
                       Registrant (including Exhibit A); (12)
             (ii)      Conformed copy of Exhibit B to the Investment Advisory
                       Contract of the Registrant; (12)
             (iii)     Conformed copy of Exhibit C to the Investment Advisory
                       Contract of the Registrant; (14)
             (iv)      Conformed copy of Exhibit D to the Investment Advisory
                       Contract of the Registrant; (16)
             (v)       Conformed copy of Amendment to the Investment Advisory
                       Contract of Registrant; (13)
             (vi)      Conformed copy of the Investment Advisory Contract of the
                       Registrant (Federated Capital Income Fund only); (15)
             (vii)     Conformed copy of Assignment of the Investment Advisory
                       Contract of the Registrant (Federated Capital Income Fund
                       only); (16)
             (viii)    Conformed copy of the Sub-Advisory Agreement (including
                       Exhibit A) of the Registrant (Federated Capital Income
                       Fund only); (16)
             (ix)      Conformed copy of Assignment of the Investment Advisory
                       Contract of the Registrant (Federated Muni and Stock
                       Advantage Fund only); (16)
             (x)       Conformed copy of the Sub-Advisory Agreement including
                       Exhibit A of the Registrant (Federated Muni and Stock
                       Advantage Fund only); (16)
             (xi)      Conformed copy of Exhibit E to the Investment Advisory
                       Contract of the Registrant; (27)
       (e)   (i)       Conformed copy of the Distributor's Contract of the
                       Registrant (including Exhibits A and B); (12)
             (ii)      Conformed copy of Exhibit C to the Distributor's Contract
                       of the Registrant; (8)
             (iii)     Conformed copy of Exhibit D to the Distributor's Contract
                       of the Registrant; (8)
             (iv)      Conformed copy of Exhibit E to the Distributor's Contract
                       of the Registrant; (14)
             (v)       Conformed copy of Exhibit F to the Distributor's Contract
                       of the Registrant; (14)
             (vi)      Conformed copy of Exhibit G to the Distributor's Contract
                       of the Registrant; (15)
             (vii)     Conformed copy of Exhibit H to the Distributor's Contract
                       of the Registrant; (15)
             (viii)    Conformed copy of Exhibit I to the Distributor's Contract
                       of the Registrant; (15)
             (ix)      Conformed copy of Exhibits J, K, L and M to the
                       Distributor's Contract of the Registrant; (16)
             (x)       Conformed copy of Amendment to the Distributor's Contract
                       of Registrant; (13)
             (xi)      Conformed copy of Amendment dated October 01, 2003 to the
                       Distributor's Contract of the Registrant (16)
             (xii)     Conformed copy of the Distributor's Contract of the
                       Registrant (Class B Shares of Federated Capital Income
                       Fund only); (15)
             (xiii)    The Registrant hereby incorporates the conformed copy of
                       the specimen Mutual Funds Sales and Service Agreement;
                       Mutual Funds Service Agreement; and Plan/Trustee Mutual
                       Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of
                       the Cash Trust Series II Registration Statement on Form
                       N-1A, filed with the Commission on July 24, 1995 (File
                       Nos. 33-38550 and 811-6269);
             (xiv)     Conformed copy of Exhibits N, O and P to the
                       Distributor's Contract of the Registrant; (27)
       (f)             Not applicable;
       (g)   (i)       Conformed copy of the Custodian Agreement of the
                       Registrant; (10)
             (ii)      Conformed copy of the Custodian Fee Schedule; (11)
             (iii)     Conformed copy of Amendment to the Custodian Contract;
                       (13)
       (h)   (i)       Conformed copy of Amended and Restated Agreement for
                       Fund Accounting Services, Administrative Services,
                       Transfer Agency Services and Procurement; (11)
             (ii)      The Registrant hereby incorporates the conformed copy
                       of Amendment No. 2 to the Amended & Restated Agreement
                       for Fund Accounting Services, Administrative Services,
                       Transfer Agency Services and Custody Services
                       Procurement from Item 23 (h)(v) of the Federated U.S.
                       Government Securities: 2-5 Years Registration Statement
                       on Form N-1A, filed with the Commission on March 30,
                       2004. (File Nos.2-75769 and 811-3387);
             (iii)     The responses and exhibits described in Item
                       23(e)(xiii) are hereby incorporated by reference;
             (iv)      The Registrant hereby incorporates the conformed copy of
                       the Second Amended and Restated Services Agreement, with
                       attached Schedule 1 revised 6/30/04, from Item 22(h)(vii)
                       of the Cash Trust Series,  Inc. Registration Statement on
                       Form N-1A, filed with the Commission on July 29, 2004.
                       (File Nos. 33-29838 and 811-5843);
             (v)       The Registrant hereby incorporates by reference the
                       conformed copy of the Agreement for Administrative
                       Services, with Exhibit 1 and Amendments 1 and 2
                       attached, between Federated Administrative Services
                       and the Registrant from Item 22(h)(iv) of the
                       Federated Total Return Series, Inc. Registration
                       Statement on Form N-1A, filed with the Commission on
                       November 29, 2004. (File Nos. 33-50773 and 811-
                       7115);
             (vi)      The Registrant hereby incorporates the conformed
                       copy of Transfer Agency and Service Agreement
                       between the Federated Funds and State Street Bank
                       and Trust Company from Item 23(h)(ix)of the
                       Federated Total Return Government Bond Fund
                       Registration Statement on Form N-1A, filed with the
                       Commission on April 28, 2006. (File Nos. 33-60411
                       and 811-07309);
             (vii)     The Registrant hereby incorporates by reference the
                       conformed copy of Amendment No. 3 to the Agreement
                       for Administrative Services between Federated
                       Administrative Services Company and the Registrant
                       dated June 1, 2005, from Item 23 (h) (ii) of the
                       Cash Trust Series, Inc. Registration Statement on
                       Form N-1A, filed with the Commission on July 27,
                       2005. (File Nos. 33-29838 and 811-5843);
       (i)             Conformed copy of Opinion and Consent of Counsel as to
                       legality of shares being registered; (13)
       (j)   (i)       Conformed copy of Consent of Independent Registered
                       Public Accounting Firm, Deloitte & Touche LLP; (24)
             (ii)      Conformed copy of Consent of Independent Registered
                       Public Accounting Firm, Ernst & Young LLP;(28)
       (k)             Not applicable;
       (l)             Not applicable;
       (m)   (i)       Conformed copy of the Distribution Plan of the
                       Registrant (including Exhibits A through E); (20)
             (ii)      The responses described in Item 23(e)(xiii) are hereby
                       incorporated by reference;
             (iii)     Conformed copy of Exhibits F and G to the Distribution
                       Plan of the Registrant; (27)
       (n)             The Registrant hereby incorporates the Copy of the
                       Multiple Class Plan and attached Exhibits from Item (n)
                       of the Federated Short-Term Municipal Trust
                       Registration Statement on Form N-1A, filed with the
                       Commission on August 28, 2006. (File Nos. 2-72277 and
                       811-3181)
       (o)   (i)       Conformed copy of Power of Attorney of the Registrant;
                       (12)
             (ii)      Conformed copy of Power of Attorney of Chief Investment
                       Officer of the Registrant; (13)
             (iii)     Conformed copy of Power of Attorney of Trustees of the
                       Registrant; (13)
             (iv)      Conformed copy of Power of Attorney of Chief Financial
                       Officer of the Registrant; (23)
             (v)       Conformed copy of Power of Attorney of Trustee of the
                       Registrant;(23)
             (vi)      Conformed copy of Power of Attorney of Trustee of the
                       Registrant; (24)
             (vii)     Conformed copy of Power of Attorney of Trustee of the
                       Registrant; (27)
       (p)   (i)       The Registrant hereby incorporates the copy of the Code
                       of Ethics for Access Persons from Item 22 (p) of the
                       Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004 (File Nos. 33-31602 and 811-5950);
             (ii)      The Registrant hereby incorporates the conformed copy
                       of the Federated Investors, Inc. Code of Ethics for
                       Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                       Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950)

___________________________________________________
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811- 4577).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811- 4577).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164 and 811- 4577).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811- 4577).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164 and 811- 4577).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed August 1, 2006. (File Nos. 33-3164 and 811- 4577).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 64 on Form N-1A filed October 18, 2006. (File Nos. 33-3164 and 811- 4577).
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed November 16, 2006. (File Nos. 33-3164 and 811-4577).
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed December 28, 2006. (File Nos. 33-3164 and 811-4577).


Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                     John B. Fisher

Executive Vice President:                        Stephen F. Auth

Senior Vice Presidents:                          Linda A. Duessel
                                                 Steven Lehman
                                                 Carol R. Miller

Vice Presidents:                                 G. Andrew Bonnewell
                                                 David P. Gilmore
                                                 Igor Golalic
                                                 John W. Harris
                                                 Angela Kohler
                                                 Kevin McClosky
                                                 John L. Nichol
                                                 Michael R. Tucker

Assistant Vice Presidents:                       Dana Meissner

Secretary:                                       G. Andrew Bonnewell

Treasurer:                                       Thomas R. Donahue


Assistant Treasurer:                             Denis McAuley, III

            The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


Item 27.    Principal Underwriters:

            (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                  Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

        (b)

         (1)                         (2)                         (3)
Positions and Offices                                  Positions and Offices
  With Distributor                  Name                  With Registrant
_____________________         _________________        ______________________

Chairman:                     Richard B. Fisher        Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Michael Bappert
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Daniel Brown
                              Bryan Burke
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Peter Gustini
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Jeffrey S. Jones
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Stephen Otto
                              Brian Paluso
                              Mark Patsy
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Ronald Reich
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Mark Strubel
                              William C. Tustin
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer
                              Paul Zuber

Assistant Vice Presidents:    Robert W. Bauman
                              Charles L. Davis, Jr.
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Lori A. Hensler
                              Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                              Reed Smith LLP
                                        Investment Management
                                        Group (IMG)
                                        Federated Investors Tower
                                        12th Floor
                                        1001 Liberty Avenue
                                        Pittsburgh, PA 15222-3779
                                        (Notices should be sent to the
                                        Agent for service at the above address)

                                        Federated Investors Funds
                                        5800 Corporate Drive
                                        Pittsburgh, PA 15237-7000

State Street Bank and                   P.O. Box 8600
Trust Company                           Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company              Federated Investors Tower
("Administrator")                       1001 Liberty Avenue
                                        Pittsburgh, PA  15222-3779

Federated Equity Management.............Federated Investors Tower
Company of Pennsylvania.................1001 Liberty Avenue
("Adviser").............................Pittsburgh, PA 15222-3779


Federated Investment Management.........Federated Investors Tower
Company.................................1001 Liberty Avenue
("Sub-Adviser").........................Pittsburgh, PA 15222-3779


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 18th day of January 2007.

                       FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Leslie K. Ross
                  Leslie K. Ross, Assistant Secretary
                  January 18, 2007

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ Leslie K. Ross             Attorney In Fact           January 18, 2007
      Leslie K. Ross                 For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Stephen F. Auth                           Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas O'Neill                            Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee
* By Power of Attorney